SCHEDULE OF AMORTIZATION OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 245,179	$ 327,787
2026	272,712	289,123
2027	249,424	260,285
2028	204,665	211,450
2029 and after
Total	1,109,416	$ 1,088,645	$ 987,292
2029	$ 137,436